COMMITMENTS AND CONTINGENCIES (Capital commitments) (Details)	Dec. 31, 2020 CNY (¥)
COMMITMENTS AND CONTINGENCIES
2021	¥ 3,239,195,468
2022	386,191,278
Total	3,625,386,746
Purchase Obligation	¥ 3,625,386,746